UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            May 12, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total:  $1,404,773
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name
     1.   28-10571                        Cobalt Offshore Fund Limited

     2.   28-10572                        Cobalt Partners, L.P.
         -----------------------     ------------------------------------

                                                    FORM 13F INFORMATION TABLE

                                                          COBALT CAPITAL
                                                            3/31/2006


COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE                      VALUE      SHRS OR     SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X1000)    PRN AMT     PRN CALL DISCRETION  MGRS   SOLE   SHARED    NONE
ADVANCE AUTO PARTS INC        COM            00751Y106    13,173      316,350   SH        SHARED     1, 2           316,350
AK STL HLDG CORP              COM            001547108     3,000      200,000   SH        SHARED     1, 2           200,000
ALLEGHENY TECHNOLOGIES INC    COM            01741R102    45,310      740,600   SH        SHARED     1, 2           740,600
ALLTEL CORP                   COM            020039103     1,722       26,600   SH        SHARED     1, 2            26,600
AMDOCS LTD                    ORD            G02602103    16,061      445,400   SH        SHARED     1, 2           445,400
AMERICAN TOWER CORP           CLA            029912201   106,340    3,507,249   SH        SHARED     1, 2         3,507,249
ARCH COAL INC                 COM            039380100    12,082      159,103   SH        SHARED     1, 2           159,103
ARCHER DANIELS MIDLAND CO     COM            039483102     2,356       70,000   SH        SHARED     1, 2            70,000
ATLAS AMER INC                COM            049167109    98,507    2,060,378   SH        SHARED     1, 2         2,060,378
ATLAS PIPELINE PARTNERS LP    Unit LP Int    049392103       990       23,400   SH        SHARED     1, 2            23,400
BED BATH & BEYOND INC         COM            075896100     6,606      172,020   SH        SHARED     1, 2           172,020
BOWATER INC                   COM            102183100     5,866      198,300   SH        SHARED     1, 2           198,300
CAREER EDUCATION CORP         COM            141665109     3,773      100,000   SH        SHARED     1, 2           100,000
CEMEX SA                      SPON ADR 5 ORD 151290889    27,744      425,000   SH        SHARED     1, 2           425,000
CENTEX CORP                   COM            152312104     2,480       40,000   SH        SHARED     1, 2            40,000
CHESAPEAKE CORP               COM            165159104     9,423      300,000   SH        SHARED     1, 2           300,000
CVS CORP                      COM            126650100    39,807    1,332,675   SH        SHARED     1, 2         1,332,675
DIAMOND OFFSHORE DRILLING IN  COM            25271C102     6,265       70,000   SH        SHARED     1, 2            70,000
DOBSON COMMUNICATIONS CORP    CL A           256069105     1,503      187,399   SH        SHARED     1, 2           187,399
E TRADE FINANCIAL CORP        COM            269246104    16,809      623,000   SH        SHARED     1, 2           623,000
EATON CORP                    COM            278058102     9,442      129,400   SH        SHARED     1, 2           129,400
ENSCO INTL INC                COM            26874Q100    36,262      704,800   SH        SHARED     1, 2           704,800
EVERGREEN SOLAR INC           COM            30033R108       870       56,523   SH        SHARED     1, 2            56,523
EXPRESSJET HOLDINGS INC       CLA            30218U108    35,018      577,089   SH        SHARED     1, 2           577,089
FIRST DATA CORP               COM            319963104    11,705      250,000   SH        SHARED     1, 2           250,000
FOUNDATION COAL HLDGS INC     COM            35039W100    55,983    1,360,800   SH        SHARED     1, 2         1,360,800
FREEPORT-MCMORAN COPPER & GO  CLB            35671D857    23,260      389,159   SH        SHARED     1, 2           389,159
GATX CORP                     COM            361448103     9,133      221,200   SH        SHARED     1, 2           221,200
HALLIBURTON CO                COM            406216101     7,302      100,000   SH        SHARED     1, 2           100,000
HARRAHS ENTMT INC             COM            413619107     7,796      100,000   SH        SHARED     1, 2           100,000
HEXCEL CORP NEW               COM            428291108     2,197      100,000   SH        SHARED     1, 2           100,000
HOME DEPOT INC                COM            437076102     6,507      153,840   SH        SHARED     1, 2           153,840
HOVNANIAN ENTERPRISES INC     CLA            442487203     4,010       91,275   SH        SHARED     1, 2            91,275
INGERSOLL-RAND COMPANY LTD    CLA            G4776G101     7,522      180,000   SH        SHARED     1, 2           180,000
INTL PAPER CO                 COM            460146103     1,729       50,000   SH        SHARED     1, 2            50,000
IPSCO INC                     COM            462622101    16,165      155,300   SH        SHARED     1, 2           155,300
KB HOME                       COM            48666K109     8,792      135,300   SH        SHARED     1, 2           135,300
KERR MCGEE CORP               COM            492386107     4,774       50,000   SH        SHARED     1, 2            50,000
KINDER MORGAN INC KANS        COM            49455P101     3,643       39,600   SH        SHARED     1, 2            39,600
KNIGHT RIDDER INC             COM            499040103     9,482      150,000   SH        SHARED     1, 2           150,000
LAMAR ADVERTISING CO          CLA            512815101     3,683       70,000   SH        SHARED     1, 2            70,000
LENNAR CORP                   CLA            526057104    60,621    1,003,999   SH        SHARED     1, 2         1,003,999
MARTIN MARIETTA MATLS INC     COM            573284106    31,103      290,600   SH        SHARED     1, 2           290,600
MAVERICK TUBE CORP            COM            577914104     9,008      170,000   SH        SHARED     1, 2           170,000
MCCLATCHY CO                  CLA            579489105     2,447       50,100   SH        SHARED     1, 2            50,100
MEMC ELECTR MATLS INC         COM            552715104     3,692      100,000   SH        SHARED     1, 2           100,000
MILLICOM INTL CELLULAR SA     SHS NEW        L6388F110       942       20,000   SH        SHARED     1, 2            20,000
MITTAL STEEL CO NV            NY REG SH CL A 60684P101    13,895      368,075   SH        SHARED     1, 2           368,075
MOVIE GALLERY INC             COM            624581104     1,276      422,667   SH        SHARED     1, 2           422,667
NOBLE ENERGY INC              COM            655044105     4,055       50,000   SH        SHARED     1, 2            50,000
NRG ENERGY INC                COM NEW        629377508     2,813       62,200   SH        SHARED     1, 2            62,200
OCCIDENTAL PETE CORP DEL      COM            674599105    37,060      400,000   SH        SHARED     1, 2           400,000
OMNICOM GROUP INC             NOTE 6/1       681919AR7     3,330       40,000   SH        SHARED     1, 2            40,000
ONEOK INC NEW                 COM            682680103     6,515      202,000   SH        SHARED     1, 2           202,000
PEABODY ENERGY CORP           COM            704549104    32,872      652,100   SH        SHARED     1, 2           652,100
PHELPS DODGE CORP             COM            717265102    33,345      414,065   SH        SHARED     1, 2           414,065
PULTE HOMES INC               COM            745867101    26,423      687,732   SH        SHARED     1, 2           687,732
RESOURCE AMERICA INC          CLA            761195205    29,753    1,493,602   SH        SHARED     1, 2         1,493,602
RESOURCE CAP CORP             COM            76120W302     3,032      220,000   SH        SHARED     1, 2           220,000
ROSS STORES INC               COM            778296103       584       20,000   SH        SHARED     1, 2            20,000
ROWAN COS INC                 COM            779382100    19,782      450,000   SH        SHARED     1, 2           450,000
SEACOR HOLDINGS INC           COM            811904101       364        4,600   SH        SHARED     1, 2             4,600
STANDARD PAC CORP NEW         COM            85375C101     7,077      210,500   SH        SHARED     1, 2           210,500
TEEKAY LNG PARTNERS LP        PRTNRSP UNITS  Y8564M105     3,384      108,300   SH        SHARED     1, 2           108,300
TEEKAY SHIPPING MARSHALL ISL  COM            Y8564W103    30,127      812,694   SH        SHARED     1, 2           812,694
TERNIUM SA                    SPON ADR       880890108     1,418       50,000   SH        SHARED     1, 2            50,000
TESORO CORP                   COM            881609101    20,065      293,600   SH        SHARED     1, 2           293,600
TITANIUM METALS CORP          COM NEW        888339207     2,428       50,000   SH        SHARED     1, 2            50,000
TRANSOCEAN INC                ORD            G90078109    81,906    1,020,000   SH        SHARED     1, 2         1,020,000
TRONOX INC                    CL A           897051108       171       10,080   SH        SHARED     1, 2            10,080
TXU CORP                      COM            873168108    20,599      460,200   SH        SHARED     1, 2           460,200
TYCO INTL LTD NEW             COM            902124106     8,752      325,594   SH        SHARED     1, 2           325,594
UNITEDHEALTH GROUP INC        COM            91324P102    14,339      256,690   SH        SHARED     1, 2           256,690
VALERO ENERGY CORP NEW        COM            91913Y100    57,752      966,068   SH        SHARED     1, 2           966,068
VIACOM INC NEW                CLB            92553P201    32,126      828,000   SH        SHARED     1, 2           828,000
VULCAN MATLS CO               COM            929160109    56,730      654,700   SH        SHARED     1, 2           654,700
WALTER INDS INC               COM            93317Q105    43,170      648,000   SH        SHARED     1, 2           648,000
WELLPOINT INC                 COM            94973V107    16,725      216,000   SH        SHARED     1, 2           216,000
      COLUMN TOTALS                                    1,404,773

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